Revenue Recognition and Contracts with Customers - Schedule of Disaggregated Net Sales by End Market (Excluding Intercompany Sales) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation Of Revenue [Line Items]
Amortization of acquired contract liabilities									$ 75,286	$ 67,314	$ 125,148
Revenues	$ 693,110	$ 704,666	$ 772,110	$ 730,231	$ 869,027	$ 807,895	$ 855,108	$ 832,900	2,900,117	3,364,930	$ 3,198,951
Systems & Support [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									1,316,275	1,275,353
Amortization of acquired contract liabilities									34,486	34,121
Revenues excluding intercompany sales									1,350,761	1,309,474
Revenues	352,066	338,924	352,969	313,605	362,198	323,619	332,562	306,632
Systems & Support [Member] | Commercial Aerospace [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									737,885	730,562
Systems & Support [Member] | Military [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									436,166	409,027
Systems & Support [Member] | Business Jets [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									61,338	63,649
Systems & Support [Member] | Regional [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									43,761	45,397
Systems & Support [Member] | Nonaviation [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									37,125	26,718
Aerospace Structures [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									1,508,556	2,022,263
Amortization of acquired contract liabilities									40,800	33,193
Revenues excluding intercompany sales									1,549,356	2,055,456
Revenues	$ 345,158	$ 368,972	$ 422,579	$ 419,178	$ 511,314	$ 490,337	$ 528,366	$ 532,387
Aerospace Structures [Member] | Commercial Aerospace [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									879,690	1,020,649
Aerospace Structures [Member] | Military [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									116,846	237,501
Aerospace Structures [Member] | Business Jets [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									422,681	699,747
Aerospace Structures [Member] | Regional [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									89,318	36,038
Aerospace Structures [Member] | Nonaviation [Member]
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers									$ 21	$ 28,328